Equity and Stock-Based Compensation (Common stock issuable) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock issuable	$ 1,561,000	$ 1,561,000